Finance costs	12 Months Ended
Dec. 31, 2019
Borrowing costs [abstract]
Finance cost
Finance costs:

For the years ended December 31	2019	2018
Finance costs before capitalized interest	$127,282	$95,631
Less capitalized interest related to Geismar plant under construction	(2,856)	(1,215)
Finance costs	$124,426	$94,416

Finance costs are primarily comprised of interest on borrowings and lease obligations, amortization of deferred financing fees and accretion expense associated with site restoration costs.